Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other assets [text block] [Abstract]
Schedule of other assets
	2020	2021
	MCh$	MCh$
Assets held for leasing (*)	85,626	94,460

Assets received or awarded as payment (**):
Assets awarded at judicial sale	5,571	11,629
Assets received in lieu of payment	1,182	1,955
Provisions for assets received in lieu of payment	(506)	(1,019)
Subtotal	6,247	12,565

Other Assets
Deposit by derivatives margin	232,732	293,378
Documents intermediated (***)	84,993	79,064
Recoverable income taxes	8,691	65,302
Prepaid expenses	29,654	45,731
Other accounts and notes receivable	64,029	34,373
Commissions receivable	11,810	9,482
Non-current assets held for sale (****)	—	3,961
Other	32,704	35,799
Subtotal	464,613	567,090
Total	556,486	674,115

(*)	These assets correspond to property and equipment to be given under a financial lease.

(**)	Assets received in lieu of payment are valued at fair value, which is calculated considering the lesser between appraised value and value of award, less cost of sell.

(***)	Documents intermediated refers to securities lending agreements managed by the Bank’s subsidiary Banchile Corredores de Bolsa S.A.

(****)	This item corresponds to the participation in Sociedad Operadora de Tarjeta de Crédito Nexus S.A., which has been reclassified as non-current assets.